Other Reserves (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Other reserves [Abstract]
Summary of Other reserves [text block]

	Employee share-based compensation reserve	Translation differences	General reserve	Value of conversion rights - optionally convertible promissory notes	Value of conversion rights - convertible promissory notes (Note 35)	Capital reserve and others	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2023	652,232	(1,406,270)	4,440,851	1,489,748	160,185	(1,564,978)	3,771,768

Exercise of share-based payment	(15,667)	—	—	—	—	—	(15,667)
Foreign operation translation difference	—	(465,590)	—	—	—	—	(465,590)
Acquisition of non-controlling interests of a subsidiary	—	—	—	—	—	4,511	4,511
Share-based payment	(36,089)	—	—	—	—	—	(36,089)
Repayment of optionally convertible promissory notes	—	—	—	(1,489,748)	—	—	(1,489,748)

As of December 31, 2023	600,476	(1,871,860)	4,440,851	—	160,185	(1,560,467)	1,769,185

	Employee share-based compensation reserve	Translation differences	General reserve	Value of conversion rights - convertible promissory notes (Note 35)	Capital reserve and others	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2024	600,476	(1,871,860)	4,440,851	160,185	(1,560,467)	1,769,185

Exercise of share-based payment	(40,193)	—	—	—	—	(40,193)
Foreign operation translation difference	—	(119,656)	—	—	—	(119,656)
Share-based payment	(17,888)	—	—	—	—	(17,888)

As of December 31, 2024	542,395	(1,991,516)	4,440,851	160,185	(1,560,467)	1,591,448

	Employee share-based compensation reserve	Translation differences	General reserve	Value of conversion rights - convertible promissory notes (Note 35)	Capital reserve and others	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2025	542,395	(1,991,516)	4,440,851	160,185	(1,560,467)	1,591,448

Exercise of share-based payment	(85)	—	—	—	—	(85)
Foreign operation translation difference	—	158,759	—	—	—	158,759
Share-based payment	310	—	—	—	—	310
Long-term service plan	(3,930)	—	—	—	—	(3,930)

As of December 31, 2025	538,690	(1,832,757)	4,440,851	160,185	(1,560,467)	1,746,502